Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based Compensation
Summary of share options activity

		Weighted	Weighted	Weighted
		average	average	average
		exercise	grant date	remaining	Aggregate
	Number of	price per	fair value per	contractual	intrinsic
	shares	share	share	term	value
					US$
Outstanding as of December 31, 2022	56,274,213	0.16	4.42	6.04	98,287
Granted	—	—	—
Exercised	(3,770,958)	0.31	3.54
Forfeited	(831,250)	0.36	7.16
Outstanding as of December 31, 2023	51,672,005	0.15	4.44	4.95	105,285
Granted	—	—	—
Exercised	(5,279,893)	0.01	4.85
Forfeited	(117,500)	0.14	6.45
Outstanding as of December 31, 2024	46,274,612	0.00	4.39	3.87	70,995
Granted	—	—	—
Exercised	(42,869,327)	0.00	4.35
Forfeited	(135,000)	0.00	3.31
Outstanding as of December 31, 2025	3,270,285	0.00	4.97	5.30	6,900

Summary of assumptions used to value the Company's options grants

	As of December 31,
	2023	2024	2025
Exercise price (US Dollar)	N/A	0.00005	N/A
Exercise multiple	N/A	2.2~2.8	N/A
Risk-free interest rate	N/A	3.47%~4.74%	N/A
Expected term (in years)	N/A	10	N/A
Expected dividend yield	N/A	—	N/A
Expected volatility	N/A	48.67%~90.35%	N/A
Expected forfeiture rate (post-vesting)	N/A	0.00%~50.00%	N/A
Fair value of the underlying shares on the date of options grants (US Dollar)	N/A	1.32	N/A
Fair value of share option (US Dollar)	N/A	1.32	N/A

Summary of service - based RSUs activity

		Weighted average grant
	Number of shares	date fair value per share
Outstanding as of December 31, 2022	11,638,750	3.51
Granted	1,181,000	1.79
Vested	(2,276,875)	4.76
Forfeited	(1,219,750)	4.34
Outstanding as of December 31, 2023	9,323,125	2.88
Granted	250,000	1.64
Vested	(2,953,500)	3.15
Forfeited	(649,625)	3.44
Outstanding as of December 31, 2024	5,970,000	2.64
Granted	219,000	2.56
Vested	(2,612,000)	3.17
Forfeited	(519,125)	2.67
Outstanding as of December 31, 2025	3,057,875	2.17